OTHER FINANCIAL INFORMATION (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Depreciation	$ 1.7	$ 1.4	$ 0.8
Percentage Of Professional Fees Hold Back	15.00%	15.00%
Accrued Professional Fees	$ 2.7	$ 2.7
Advertising Expense	$ 1.3	$ 0.8	$ 0.3